                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21880

                  Oppenheimer Rochester Michigan Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rochester Michigan Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                          COUPON      MATURITY       VALUE
------------                                                       ------     ----------   ----------
MUNICIPAL BONDS AND NOTES--110.0%
MICHIGAN--73.9%
$     50,000   Barry County, MI Building Authority(1)               5.650%    07/01/2017   $    48,405
      50,000   Benton Harbor, MI Charter COP(1)                     8.000     05/01/2032        37,731
      80,000   Center, MI Academy COP(1)                            7.500     10/01/2029        58,446
     100,000   Chelsea, MI EDC (United Methodist Retirement
                  Communities)(1)                                   5.400     11/15/2027        94,410
      20,000   Clare County, MI Sewer Disposal System(1)            5.750     11/01/2019        20,495
      85,000   Concord, MI Academy Petoskey COP(1)                  7.750     12/01/2020        79,203
      95,000   Concord, MI Academy Petoskey COP(1)                  8.375     12/01/2030        88,014
     500,000   Dearborn, MI EDC (Henry Ford Village)(1)             7.125     11/15/2043       444,875
     115,000   Detroit, MI GO(1)                                    5.000     04/01/2014       109,326
      40,000   Detroit, MI GO(1)                                    5.000     04/01/2022        38,803
     785,000   Detroit, MI GO(1)                                    5.250     04/01/2024       623,698
     100,000   Detroit, MI GO(1)                                    5.375     04/01/2014        96,443
     150,000   Detroit, MI GO(1)                                    5.375     04/01/2015       140,928
     115,000   Detroit, MI Local Devel. Finance Authority(1)        5.500     05/01/2021        37,084
     390,000   Detroit, MI Local Devel. Finance Authority(1)        5.500     05/01/2021       125,775
     140,000   Detroit, MI Local Devel. Finance Authority(1)        6.700     05/01/2021        56,353
   2,565,000   Detroit, MI Local Devel. Finance Authority(1)        6.850     05/01/2021     1,026,026
     240,000   Detroit, MI Local Devel. Finance Authority
                  (Chrysler Corp.)(1)                               5.375     05/01/2018        85,656
     350,000   Detroit, MI Local Devel. Finance Authority
                  (Chrysler Corp.)(1)                               5.375     05/01/2021       123,477
     750,000   Detroit, MI Sewer Disposal System(1)                 7.500     07/01/2033       891,675
   1,000,000   Detroit, MI Water Supply System(1)                   6.250     07/01/2036     1,084,170
     250,000   Dickinson County, MI Healthcare System(1)            5.700     11/01/2018       248,098
      20,000   Farmington Hills, MI EDC (Botsford General
                  Hospital)(1)                                      5.700     02/15/2015        20,016
     220,000   Farmington Hills, MI EDC (Botsford General
                  Hospital)(1)                                      5.750     02/15/2025       217,578
      95,000   Flint, MI Hospital Building Authority (Hurley
                  Medical Center)(1)                                5.375     07/01/2018        86,214
     230,000   Flint, MI Hospital Building Authority (Hurley
                  Medical Center)(1)                                5.375     07/01/2028       188,917
      60,000   Flint, MI Hospital Building Authority (Hurley
                  Medical Center)(1)                                5.375     07/01/2028        49,283
      15,000   Garden City, MI Hospital Finance Authority
                  (Garden City Hospital Osteopathic)(1)             5.750     09/01/2017        13,713
       5,000   Grand Rapids, MI Charter Township (Porter
                  Hills Foundation)(1)                              5.200     07/01/2014         5,008
     500,000   Grand Traverse Academy, MI Public School
                  Academy(1)                                        4.625     11/01/2027       368,350
     200,000   Grand Traverse Academy, MI Public School
                  Academy(1)                                        4.750     11/01/2032       141,140
     250,000   Grand Traverse Academy, MI Public School
                  Academy(1)                                        5.000     11/01/2022       207,530


                1 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Oppenheimer Rochester Michigan Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                          COUPON      MATURITY       VALUE
------------                                                       ------     ----------   ----------
$     50,000   Grand Traverse County, MI Hospital Finance
                  Authority (Munson Healthcare)(1)                  5.500%    07/01/2018   $    50,080
      20,000   Gratiot County, MI EDC (Grand Lodge of Free &
                  Accepted Masons of Michigan)(1)                   5.000     11/15/2014        20,014
     155,000   Highland Park, MI Building Authority(1)              7.750     05/01/2018       178,169
       5,000   Hillsdale County, MI Intermediate School
                  District(1)                                       5.700     05/01/2010         5,073
      40,000   Hillsdale, MI Hospital Finance Authority
                  (Community Health Center)(1)                      5.250     05/15/2026        33,341
      30,000   Houghton, MI Tax Increment Finance Authority(1)      6.000     05/01/2019        30,003
      20,000   Ionia, MI GO(1)                                      6.750     04/01/2015        20,115
     250,000   Iron River, MI Hospital Finance Authority
                  (Iron County Community Hospitals)(1)              6.500     05/15/2040       220,200
      10,000   Kent County, MI Airport Facility (Kent County
                  International Airport)(1)                         5.000     01/01/2017        10,006
     135,000   Kent County, MI Airport Facility (Kent County
                  International Airport)(1)                         5.000     01/01/2028       128,832
      10,000   Mackinac Island, MI Park Commission(1)               5.800     09/01/2013        10,010
      35,000   Melvindale, MI Water Supply & Sewer(1)               5.700     06/01/2016        35,181
     700,000   MI Building Authority, Series I(1)                   5.250     10/15/2026       738,878
      85,000   MI Discovery Elementary School COP (Public
                  School Academy)(2)                                8.125     10/01/2031        25,466
      85,000   MI George Washington Carver Public School
                  Academy COP(1)                                    8.000     09/01/2017        73,777
     510,000   MI George Washington Carver Public School
                  Academy COP(1)                                    8.125     09/01/2030       403,130
     100,000   MI Higher Education Student Loan Authority(1)        5.000     03/01/2031        90,311
      20,000   MI Higher Education Student Loan Authority(1)        5.750     06/01/2013        19,090
      10,000   MI Hospital Finance Authority (Central
                  Michigan Community Hospital)(1)                   6.250     10/01/2027        10,000
      60,000   MI Hospital Finance Authority (Crittenton
                  Hospital Medical Center)(1)                       5.625     03/01/2027        60,004
     245,000   MI Hospital Finance Authority (Detroit Medical
                  Center Obligated Group)(1)                        5.250     08/15/2023       206,199
     380,000   MI Hospital Finance Authority (Detroit Medical
                  Center Obligated Group)(1)                        5.250     08/15/2027       286,212
      20,000   MI Hospital Finance Authority (Detroit Medical
                  Center)(1)                                        6.500     08/15/2018        19,637
   1,000,000   MI Hospital Finance Authority (Henry Ford
                  Health System)(1)                                 5.250     11/15/2046       868,750
      50,000   MI Hospital Finance Authority (Holland
                  Community Hospital)(1)                            5.625     01/01/2028        50,008
      25,000   MI Hospital Finance Authority (Memorial
                  Hospital)(1)                                      5.875     11/15/2021        25,053
      10,000   MI Hospital Finance Authority (Mercy Health
                  Services)(1)                                      5.375     08/15/2016        10,036
      20,000   MI Hospital Finance Authority (Port Huron
                  Hospital/Marwood Manor Nursing Home)(3)           5.500     07/01/2015        20,058
       5,000   MI Hospital Finance Authority (Sinai-Grace
                  Hospital)(1)                                      6.625     01/01/2016         5,000


                2 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Oppenheimer Rochester Michigan Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                          COUPON      MATURITY       VALUE
------------                                                       ------     ----------   ----------
$    160,000   MI Hospital Finance Authority (Sinai-Grace
                  Hospital)(1)                                      6.700%    01/01/2026   $   145,288
       5,000   MI Hospital Finance Authority (St. John
                  Medical Center)(1)                                5.250     05/15/2026         5,019
     205,000   MI Hospital Finance Authority (Trinity
                  Health)(1)                                        6.000     12/01/2027       209,596
      45,000   MI Hsg. Devel. Authority (BGC-II Nonprofit
                  Hsg. Corp.)(3)                                    5.500     01/15/2018        45,051
      65,000   MI Hsg. Devel. Authority (Charter Square)(1)         5.500     01/15/2021        65,057
      10,000   MI Hsg. Devel. Authority (Charter Square)(1)         5.500     01/15/2021        10,009
     500,000   MI Hsg. Devel. Authority (Rental Hsg.)(1)            6.000     10/01/2045       512,940
      40,000   MI Hsg. Devel. Authority (Rental Hsg.)(1)            6.100     10/01/2033        40,019
     145,000   MI Hsg. Devel. Authority (Section 8 Assisted
                  Mtg.)                                             7.941(4)  04/01/2014       104,887
      10,000   MI Hsg. Devel. Authority (Walled Lake Villa)(1)      6.000     04/15/2018        10,017
     150,000   MI John Tolfree Health System Corp.(1)               5.850     09/15/2013       131,591
     830,000   MI John Tolfree Health System Corp.(1)               6.000     09/15/2023       743,365
     200,000   MI Landmark Academy Public School COP(1)             8.375     06/01/2031       180,036
       5,000   MI Municipal Bond Authority(1)                       5.375     11/01/2020         5,015
       5,000   MI Municipal Bond Authority(3)                       5.650     05/01/2011         5,019
      60,000   MI New Beginnings Academy COP(1)                     8.000     02/01/2032        47,408
     125,000   MI Pansophia Academy COP(1)                          7.000     06/01/2029        84,408
   1,000,000   MI Public Educational Facilities Authority
                  (American Montessori)(1)                          6.500     12/01/2037       806,350
     400,000   MI Public Educational Facilities Authority
                  (Black River School)(1)                           5.800     09/01/2030       307,396
     200,000   MI Public Educational Facilities Authority
                  (Old Redford Academy)(1)                          6.000     12/01/2035       165,722
      45,000   MI Strategic Fund Limited Obligation (Clark
                  Retirement Community/Clark Retirement
                  Community Foundation Obligated Group)(1)          5.650     09/01/2029        45,010
     230,000   MI Strategic Fund Limited Obligation (Detroit
                  Edison Company)(1)                                5.550     09/01/2029       230,016
     460,000   MI Strategic Fund Limited Obligation (Detroit
                  Edison Company)(1)                                5.650     09/01/2029       460,754
      50,000   MI Strategic Fund Limited Obligation (Dow
                  Chemical Company)(1)                              5.500     12/01/2028        51,064
     120,000   MI Strategic Fund Limited Obligation (Ford
                  Motor Company), Series A                          6.550     10/01/2022       102,950
      50,000   MI Strategic Fund Limited Obligation (Imperial
                  Holly Corp.)(1)                                   6.250     11/01/2015        42,741
     943,628   MI Strategic Fund Limited Obligation
                  (Wolverine Human Services)(1)                     5.850     08/31/2027       796,111
   1,978,500   MI Strategic Fund Limited Obligation
                  (Wolverine Human Services)(1)                     7.875     08/31/2028     1,836,503
     245,000   MI Strategic Fund Solid Waste (S.D. Warren &
                  Company)(1)                                       7.375     01/15/2022       198,602
     600,000   MI Strategic Fund Solid Waste (Waste
                  Management of MI)(1)                              4.625     12/01/2012       621,750
   1,250,000   MI Tobacco Settlement Finance Authority(1)           6.000     06/01/2034     1,038,913


                3 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Oppenheimer Rochester Michigan Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                          COUPON      MATURITY       VALUE
------------                                                       ------     ----------   ----------
$ 75,650,000   MI Tobacco Settlement Finance Authority              7.249%(4) 06/01/2052   $ 1,400,282
 125,000,000   MI Tobacco Settlement Finance Authority              7.500(4)  06/01/2052     2,091,250
      10,000   Mount Clemens, MI Hsg. Corp. (FHA Section 8),
                  Series A(1)                                       6.600     06/01/2022        10,016
      50,000   New Buffalo, MI GO(1)                                5.300     04/01/2014        50,288
       5,000   Northern MI University(1)                            5.125     12/01/2020         5,004
      30,000   Oceola Township, MI Special Assessment(1)            6.000     06/01/2014        30,450
      30,000   Oceola Township, MI Special Assessment(1)            6.000     06/01/2015        30,392
      25,000   Ottawa County, MI (Grand Haven Township System
                  Extensions)(1)                                    5.750     07/01/2015        25,645
      25,000   Ottawa County, MI (Jamestown Township System
                  Extension No. 1)(1)                               5.900     05/01/2015        25,449
      50,000   Plymouth, MI Educational Center Charter School
                  (Public School Academy)(1)                        5.375     11/01/2030        39,412
     175,000   Plymouth, MI Educational Center Charter School
                  (Public School Academy)(1)                        5.625     11/01/2035       137,596
     100,000   Pontiac, MI Sewer Disposal(1)                        5.750     01/01/2020        69,005
     720,000   Pontiac, MI Tax Increment Finance Authority(1)       5.375     06/01/2017       508,039
     115,000   Pontiac, MI Tax Increment Finance Authority(1)       6.250     06/01/2022        74,197
     790,000   Royal Oak, MI Hospital Finance Authority
                  (William Beaumont Hospital)(1)                    8.250     09/01/2039       919,702
      15,000   Saginaw County, MI (Williamson Acres Drain)(1)       5.000     06/01/2018        15,063
     250,000   Saginaw, MI Hospital Finance Authority
                  (Covenant Medical Center)(1)                      6.500     07/01/2030       253,280
      20,000   Scio Township, MI Building Authority(1)              5.650     05/01/2016        20,216
      25,000   Scio Township, MI Building Authority(1)              5.650     05/01/2017        25,247
      10,000   Star International Academy, MI COP(1)                8.000     03/01/2033         9,833
   1,000,000   Wayne County, MI Airport Authority (Detroit
                  Metro Wayne Airport)(1)                           5.000     12/01/2034       836,490
     785,000   Wayne County, MI Building Authority(3)               5.250     06/01/2016       787,834
      25,000   Wayne, MI Charter County Airport (Detroit
                  Metropolitan Wayne County)(1)                     5.000     12/01/2019        24,202
      95,000   Wayne, MI Charter County Airport (Detroit
                  Metropolitan Wayne County)(1)                     5.000     12/01/2028        86,132
      50,000   Wayne, MI Charter County Airport (Detroit
                  Metropolitan Wayne County)(1)                     5.250     12/01/2014        50,304
     385,000   Wayne, MI Charter County Airport (Detroit
                  Metropolitan Wayne County)(1)                     5.250     12/01/2018       385,662
     500,000   Wayne, MI Charter County Airport Facilities
                  (Northwest Airlines)(1)                           6.000     12/01/2029       434,625
   1,000,000   Wayne, MI Charter County GO(1)                       6.750     11/01/2039     1,047,770
       5,000   Webberville, MI Water Supply & Wastewater
                  Treatment(1)                                      6.500     11/01/2018         5,009
                                                                                           -----------
                                                                                            28,956,474
                                                                                           -----------
U.S. POSSESSIONS--36.1%
      30,000   Guam Government Waterworks Authority &
                  Wastewater System(1)                             6.000     07/01/2025         30,097


                4 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Oppenheimer Rochester Michigan Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

  PRINCIPAL
   AMOUNT                                                          COUPON      MATURITY       VALUE
------------                                                       ------     ----------   ----------
$  1,000,000   Puerto Rico Aqueduct & Sewer Authority(1)            0.000%(5) 07/01/2024   $   974,830
     500,000   Puerto Rico Commonwealth GO(1)                       6.500     07/01/2037       520,845
     250,000   Puerto Rico Electric Power Authority, Series
                  TT(1)                                             5.000     07/01/2032       238,945
       5,000   Puerto Rico Highway & Transportation
                  Authority(1)                                      5.000     07/01/2028         4,679
      60,000   Puerto Rico Highway & Transportation
                  Authority, Series G(1)                            5.000     07/01/2042        51,999
      15,000   Puerto Rico IMEPCF (American Airlines)               6.450     12/01/2025        11,342
     250,000   Puerto Rico Infrastructure(1)                        5.000     07/01/2046       212,503
     210,000   Puerto Rico Infrastructure (Mepsi Campus)(1)         5.600     10/01/2014       213,089
     700,000   Puerto Rico Infrastructure (Mepsi Campus)(1)         6.250     10/01/2024       673,848
   1,855,000   Puerto Rico Infrastructure (Mepsi Campus)(1)         6.500     10/01/2037     1,693,541
      75,000   Puerto Rico ITEMECF (Mennonite General
                  Hospital)(1)                                      6.500     07/01/2012        75,015
      25,000   Puerto Rico ITEMECF (Mennonite General
                  Hospital)(1)                                      6.500     07/01/2026        21,824
      75,000   Puerto Rico ITEMECF (San Lucas & Cristo
                  Redentor Hospitals)(1)                            5.750     06/01/2029        37,395
   1,360,000   Puerto Rico Port Authority (American
                  Airlines), Series A                               6.250     06/01/2026     1,001,382
      15,000   Puerto Rico Public Buildings Authority(1)            5.125     07/01/2024        14,400
     500,000   Puerto Rico Public Buildings Authority(1)            6.250     07/01/2031       529,990
   2,000,000   Puerto Rico Public Buildings Authority(1)            6.750     07/01/2036     2,175,360
     500,000   Puerto Rico Public Buildings Authority(1)            7.000     07/01/2021       539,540
     250,000   Puerto Rico Public Buildings Authority(1)            7.000     07/01/2025       267,135
     750,000   Puerto Rico Sales Tax Financing Corp., Series
                  A(1)                                              6.500     08/01/2044       809,303
   1,000,000   Puerto Rico Sales Tax Financing Corp., Series
                  C(1)                                              0.000(5)  08/01/2032       763,020
   1,000,000   Puerto Rico Sales Tax Financing Corp., Series
                  C(1)                                              5.750     08/01/2057     1,057,290
     250,000   Puerto Rico Sales Tax Financing Corp., Series
                  C(1)                                              6.000     08/01/2042       259,768
     700,000   University of Puerto Rico, Series P(1)               5.000     06/01/2019       688,625
     700,000   V.I. Public Finance Authority (Hovensa
                  Refinery)(1)                                      5.875     07/01/2022       700,084
     400,000   V.I. Public Finance Authority, Series A(1)           5.000     10/01/2039       357,452
     250,000   V.I. Water & Power Authority, Series A(1)            5.000     07/01/2031       231,961
                                                                                           -----------
                                                                                            14,155,262
                                                                                           -----------
TOTAL INVESTMENTS, AT VALUE (COST $52,086,448)-110.0%                                       43,111,736
LIABILITIES IN EXCESS OF OTHER ASSETS-(10.0)                                                (3,921,683)
                                                                                           -----------
NET ASSETS-100.0%                                                                          $39,190,053
                                                                                           ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings.

(2.) Issue is in default. See accompanying Notes.

(3.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2009 was $857,962, which represents 2.19% of the Fund's net assets. See accompanying Notes.

(4.) Zero coupon bond reflects effective yield on the date of purchase.

(5.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


                5 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Oppenheimer Rochester Michigan Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP       Certificates of Participation
EDC       Economic Devel. Corp.
FHA       Federal Housing Agency/Authority
GO        General Obligation
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
V.I.      United States Virgin Islands

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of December 31, 2009 based on valuation input level:

                                             LEVEL 2--
                                               OTHER        LEVEL 3--
                              LEVEL 1--     SIGNIFICANT   SIGNIFICANT
                              UNADJUSTED     OBSERVABLE   UNOBSERVABLE
                            QUOTED PRICES      INPUTS        INPUTS         VALUE
                            -------------   -----------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Michigan                      $--        $28,956,474        $--       $28,956,474
   U.S. Possessions               --         14,155,262         --        14,155,262
                                 ---        -----------        ---       -----------
Total Assets                     $--        $43,111,736        $--       $43,111,736
                                 ---        -----------        ---       -----------


Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.


                6 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Oppenheimer Rochester Michigan Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009/Unaudited

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of December 31, 2009 is as follows:

Cost                                $79,812
Market Value                        $25,466
Market Value as a % of Net Assets      0.06%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.


                7 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Oppenheimer Rochester Michigan Municipal Fund
STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 52,086,448
                                 ============
Gross unrealized appreciation    $  1,506,403
Gross unrealized depreciation     (10,481,115)
                                 ------------
Net unrealized depreciation      $ (8,974,712)
                                 ============


                8 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Michigan Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2010